Credit Facilities - Additional Information (Details) $ in Thousands, $ in Millions	1 Months Ended
	Aug. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Jun. 20, 2023 USD ($)	Jun. 20, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Jul. 25, 2022 CAD ($)	Apr. 01, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Line of credit facility secured term	2 years
Outstanding letters of credit						$ 15,700
Revolving Facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 150		$ 1,500,000	$ 1,100	$ 1,500,000			$ 850
Line of credit facility secured term	2 years
Operating loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 50
Syndicated loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		750
Subsidiary operating loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		45
Subsidiary syndicated loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 255
Long-Term Notes And Credit Facilities | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate on Credit Facilities		7.60%	7.60%			3.60%
Baytex
Disclosure of detailed information about borrowings [line items]
Borrowings, outstanding letters of credit			$ 5,600
LC Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, outstanding letters of credit			$ 4,700
Outstanding letters of credit							$ 20,000